Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Schedule of Revenues
A.	Revenues

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Revenues from the sale of solar electricity	39,601	31,081	2,577
Revenues from the sale of gas and power produced by anaerobic digestion plants	12,640	12,686	6,002
Revenues from concessions project	1,119	1,954	1,066
Total revenues	53,360	45,721	9,645

Schedule of Operating Costs, Depreciation and Amortization
B.	Operating Costs, Depreciation and Amortization

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Depreciation from fixed assets	14,954	13,977	2,299
Depreciation from right-of-use assets	743	774	320
Amortization of intangible asset	395	365	356
Professional services	2,280	1,496	482
Operating and maintenance services	14,115	11,456	4,025
System operator charges	6,882	3,046	-
Insurance	694	549	178
Other	118	1,043	266
Total operating costs	40,181	32,706	7,926

Schedule of General and Administrative Expenses
C.	General and administrative expenses

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Salaries and related compensation	2,151	1,505	1,442
Professional services	2,404	2,822	2,057
Other	1,337	1,334	1,013
Total general and administrative expenses	5,892	5,661	4,512

Schedule of Financing Income
1.	Financing income

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Interest income and consumer price index in Israel in connection to concession project	3,103	2,248	1,423
Interest income	420	276	553
Change in fair value of derivatives, net	605	-	1,094
Consumer price index in Israel for loan	-	-	103
Swap interest	-	-	55
Profit from settlement of derivatives contract	-	407	-
Gain from exchange rate differences, net	6,042	-	-
Total financing income	10,170	2,931	3,228

Schedule of Financing Expenses
2.	Financing expenses

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Change in fair value of derivatives, net	-	841	-
Consumer price index in Israel for loan	909	-	-
Debentures interest and related expenses	2,130	3,220	2,155
Interest and commissions related to projects finance	6,952	5,589	1,775
Amortization of capitalized expenses related to projects finance	275	12,211	48
Interest on minority shareholder loan	1,529	2,055	41
Bank charges and other commissions	471	137	230
Interest on lease liability	370	367	494
Loss from exchange rate differences, net	-	5,395	2,119
Total financing expenses	12,636	29,815	6,862